Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of balance of treasury shares
	12/31/2024	12/31/2023
Balance of unrestricted shares held in treasury	19,283,471	16,195,439
Balance of treasury shares granted with right of use (see Note 20.b)	14,083,439	9,515,384
Total balance of treasury shares as of December 31, 2024	33,366,910	25,710,823

Balance and changes in other reserves
Balance and changes in Accumulated other comprehensive income of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Cumulative translation adjustments (ii)	Fair value of financial investments	Actuarial gain/(loss) of post-employment benefits (iii)	Non-controlling shareholders interest change (iv)	Others	Total
As of December 31, 2021	(601,301)	-	(403)	(17,803)	197,369	-	(422,138)
Changes in fair value of financial instruments	910,804	-	403	-	-	747	911,954
IRPJ and CSLL on fair value	(309,503)	-	-	-	-	-	(309,503)
Actuarial gains of post-employment benefits of subsidiaries	-	-	-	(610)	-	-	(610)
IRPJ and CSLL on actuarial gains	-	-	-	271	-	-	271
As of December 31, 2022	‐	‐	‐	(18,142)	197,369	747	179,974
Changes in fair value of financial instruments	(11,375)	‐	‐	‐	‐	284	(11,091)
IRPJ and CSLL on fair value	3,691	‐	‐	‐	‐	‐	3,691
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	(28,710)	‐	‐	(28,710)
IRPJ and CSLL on actuarial gains	‐	‐	‐	10,244	‐	‐	10,244
As of December 31, 2023	(7,684)	‐	‐	(36,608)	197,369	1,031	154,108
Changes in fair value of financial instruments	12,186	-	-	‐	‐	52	12,238
IRPJ and CSLL on fair value	(3,691)	‐	‐	‐	‐	‐	(3,691)
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	24,587	‐	‐	24,587
IRPJ and CSLL on actuarial gains	‐	‐	‐	(9,164)	‐	‐	(9,164)
Currency translation adjustment of foreign associates	-	36,134	-	-	-	-	36,134
As of December 31, 2024	811	36,134	-	(21,185)	197,369	1,083	214,212

Dividends and Allocation of Net Income

The management's proposal for the allocation of net income for 2024 and for distribution of dividends is as follows:

Allocation of net income	12/31/2024	12/31/2023	12/31/2022
Net income for the year attributable to shareholders of Ultrapar	2,362,740	2,439,795	1,800,839
Legal reserve (5% of the profit)	(118,137)	(121,990)	(90,042)
Adjusted net income (basis for dividends)	2,244,603	2,317,805	1,710,797
Minimum mandatory dividends for the year (25% of the adjusted net income)	561,151	579,451	427,699
Interim dividends already distributed (R$ 0.25 per share in 2024 and 2023)	(275,971)	(273,798)	-
Interest in capital, net of income tax, already paid (R$ 0.35 per share in 2022) (*)	-	-	(396,314)
Additional dividends to the minimum mandatory dividends	208,121	134,031	78,130
Balance of proposed dividends payable (R$ 0.45 per share in 2024, R$ 0.40 per share in 2023, and R$ 0.10 per share in 2022)	493,301	439,684	109,515

Allocation of net income
Legal reserve (5% of the profit)	118,137	121,990	90,042
Statutory reserve	1,475,331	1,604,323	1,204,968
Interim dividends	275,971	273,798	-
Interest on capital, net of income tax, already paid (R$ 0.35 per share) (*)	-	-	396,314
Complementary minimum mandatory dividends for the year (25% of the adjusted net income (-) interim dividends)	285,180	305,653	31,385
Additional dividends to the minimum mandatory dividends	208,121	134,031	78,130
Total distribution of net income for the year attributable to shareholders of Ultrapar	2,362,740	2,439,795	1,800,839

(*) The gross amount of interest on capital was R$ 450,004

Summary of Balances and Changes in Consolidated Dividends Payable
Changes in dividends payable are as follows:

Balance as of December 31, 2021	202,860
Provisions	429,964
Prescribed dividends	(2,948)
Payments	(581,351)
Balance as of December 31, 2022	48,525
Provisions	688,189
Prescribed dividends	(2,048)
Payments	(400,025)
Balance as of December 31, 2023	334,641
Dividends payable	829,857
Dividends prescribed	(3,369)
Payments	(833,658)
Balance as of December 31, 2024	327,471